Exhibit 99.9

Verizon Master Trust - VZMT 2024-1

Monthly Investor Report

Group Name	One

Series Name	2024-1
Collection Period	January 2025
Payment Date	02/20/2025
Transaction Month	13
Anticipated Redemption Date	12/22/2025
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$835,260,000.00	5.00%	12/20/2028
Class A-1b	$278,500,000.00	SOFR +0.65%	12/20/2028
Class B	$85,150,000.00	5.24%	12/20/2028
Class C	$51,090,000.00	5.49%	12/20/2028

Total	$1,250,000,000.00

Class A-1b Note Interest Derivation

SOFR Adjustment Date	02/12/2025
Compound SOFR for Interest Period	4.33763%
Spread over Compounded SOFR	0.65%
Note Interest Rate	4.98763%
Note Balance at the beginning of the Interest Period	$278,500,000.00
Days in the Interest Period	30
Note Monthly Interest	$1,157,545.80

Verizon Master Trust - VZMT 2024-1

Monthly Investor Report

Group Name	One

Series 2024-1 Available Funds and other sources of funds
Series 2024-1 Allocation Percentage x Group One Available Funds	$86,757,947.72
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$86,757,947.72

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$13,623,978.20
Required Reserve Amount	$13,623,978.20
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$13,623,978.20

Verizon Master Trust - VZMT 2024-1

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$92.53	$92.53	$0.00	$0.00	$86,757,855.19
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$86,756,605.19
Owner Trustee Fee	$15,000.00	$15,000.00	$0.00	$0.00	$86,741,605.19
Asset Representations Reviewer Fee	$48.60	$48.60	$0.00	$0.00	$86,741,556.59
Supplemental ARR Fee	$204.78	$204.78	$0.00	$0.00	$86,741,351.81
Servicing Fee	$961,260.83	$961,260.83	$0.00	$0.00	$85,780,090.98
Class A-1a Note Interest	$3,480,250.00	$3,480,250.00	$0.00	$0.00	$82,299,840.98
Class A-1b Note Interest	$1,157,545.80	$1,157,545.80	$0.00	$0.00	$81,142,295.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$81,142,295.18
Class B Note Interest	$371,821.67	$371,821.67	$0.00	$0.00	$80,770,473.51
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$80,770,473.51
Class C Note Interest	$233,736.75	$233,736.75	$0.00	$0.00	$80,536,736.76
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$80,536,736.76
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$80,536,736.76
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$80,536,736.76
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$80,536,736.76
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$80,536,736.76
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$80,536,736.76
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$80,536,736.76
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$80,536,736.76
Class R Interest	$80,536,736.76	$80,536,736.76	$0.00	$0.00	$0.00

Total	$86,757,947.72	$86,757,947.72	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2024-1

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,480,250.00	$0.00	$0.00	$3,480,250.00
Class A-1b	$0.00	$0.00	$1,157,545.80	$0.00	$0.00	$1,157,545.80
Class B	$0.00	$0.00	$371,821.67	$0.00	$0.00	$371,821.67
Class C	$0.00	$0.00	$233,736.75	$0.00	$0.00	$233,736.75

Total	$0.00	$0.00	$5,243,354.22	$0.00	$0.00	$5,243,354.22

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$4.17	$0.00	$4.17
Class A-1b	$1,000.00	$4.16	$0.00	$4.16
Class B	$1,000.00	$4.37	$0.00	$4.37
Class C	$1,000.00	$4.58	$0.00	$4.58

Total	$1,000.00	$4.19	$0.00	$4.19

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$835,260,000.00	1.00	$835,260,000.00	1.00
Class A-1b	$278,500,000.00	1.00	$278,500,000.00	1.00
Class B	$85,150,000.00	1.00	$85,150,000.00	1.00
Class C	$51,090,000.00	1.00	$51,090,000.00	1.00

Total	$1,250,000,000.00	1.00	$1,250,000,000.00	1.00

Verizon Master Trust - VZMT 2024-1

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$625,000,000.00
Ending Principal Funding Account Limit	$625,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.